Related Party Transactions - Legacy Volta Class B common stock (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Warrants exercised (in shares)	275
Proceeds from exercise of common stock warrants - related party	$ 2	$ 0
Class B Common Stock Warrants
Related Party Transaction [Line Items]
Warrants exercised (in shares)	371,000
Legacy Volta | Class B Common Stock | Restricted Stock | Affiliated Entity
Related Party Transaction [Line Items]
Warrants exercised (in shares)	182,025
Activate Capital Partners, LP | Affiliated Entity | Class B Common Stock Warrants
Related Party Transaction [Line Items]
Trading price (in dollars per share)	$ 0.01
Activate Capital Partners, LP | Class A Common Stock | Affiliated Entity
Related Party Transaction [Line Items]
Warrants converted (in shares)	188,638